Dividends-Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Target percentage used to determine annual variable dividend	33.33%	33.33%	33.33%
Tax at statutory federal rate	35.00%	35.00%	35.00%
Gainshare factor used to determine annual variable dividend range, minimum	0
Gainshare factor used to determine annual variable dividend range, maximum	2
Gainshare factor used to determine annual variable dividend	1.79	1.67	1.60
Minimum Payments of Ordinary Dividends, Common Stock	$ 0
Tax Year 2018
Dividends Payable [Line Items]
Tax at statutory federal rate	21.00%